A Swiss                    The Swiss
                                   Investments              --------------------
                                      Fund                       Helvetia
                                                            --------------------
                                                                Fund, Inc.
                                                            --------------------


The Swiss Helvetia Fund, Inc.
       Executive Offices
 The Swiss Helvetia Fund, Inc.
       630 Fifth Avenue
           Suite 915
 New York, New York 10111-0001
        1-888-SWISS-00
        (212) 332-2760
      http://www.swz.com

                                                            Quarterly Report
                                                            For the Period Ended
                                                            September 30, 1999

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Directors and Officers

Paul Hottinguer                        Stephen K. West, Esq.
Chairman and                           Director
Chief Executive Officer
                                       Samuel B. Witt III, Esq.
Eric R. Gabus                          Director
Vice Chairman
(Non officer)                          Rodolphe Hottinger
                                       President and
Alexandre de Takacsy                   Chief Operating Officer
Director
                                       Rudolf Millisits
Claude Frey                            Vice President
Director
                                       Edward J. Veilleux
Baron Hottinger                        Vice President and Treasurer
Director
                                       Paul R. Brenner, Esq.
Claude Mosseri-Marlio                  Secretary
Director

Didier Pineau-Valencienne
Director

Investment Advisor

Hottinger Capital Corp.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
(212) 332-7930

Administrator
Investment Company Capital Corp.

Custodian
PFPC Trust Company

Transfer Agent
PFPC,Inc.
(800) 852-4750

Legal Counsel
Paul R. Brenner, Esq. and
Salans Hertzfeld Heilbronn
Christy & Viener

Independent Auditors
Deloitte & Touche LLP

For Dividend Reinvestment Information, see page 12.

The Investment Advisor

The Fund is managed by Hottinger Capital Corp., which is 100% owned by the Hottinger Group.

The Hottinger Group dates back to Banque Hottinguer which was formed in Paris in 1786, and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Luxembourg, Geneva and the Bahamas.

Executive Offices
The Swiss Helvetia Fund, Inc.
630 Fifth Avenue
Suite 915
New York, NY 10111-0001
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

For inquiries and reports:
1-888-SWISS-00 (1-888-794-7700)
Fax (212)332-7931

Website Address
http://www.swz.com

The Fund

The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

Net Asset Value is calculated daily by 6:00 P.M. (Eastern Standard Time). The most recent calculation is available by calling 1-888-SWISS-00 or by accessing our Website. Weekly Net Asset Value is also published in Barron's, the Monday edition of The Wall Street Journal and the Sunday edition of The New York Times.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders

Quarter in Review

Swiss market in review

     Activity on the Swiss market during the third quarter was subdued with low trading volume and price volatility. With international portfolio managers no longer selling Swiss equities, the Swiss market improved its performance relative to other markets where profit taking resulted in negative returns. On an absolute basis, however, the Swiss stock market improved only slightly.

     Economically sensitive stocks dominated the Swiss market in the first and second quarters of 1999. During the third quarter, however, the picture was more mixed with company specific factors becoming increasingly important for stock selection. Within industry sectors, the varying performance of individual stocks gave increasing importance to the stock picking approach of your Fund's Management. This approach was especially important with regard to investments in small and mid cap stocks which, in comparison to the larger companies, are less followed, have less efficient market pricing, and benefit disproportionately from better economic conditions (as illustrated by their Swiss Franc returns of 7.18% for the third quarter and 22.36% year-to-date). Additionally, mid and small caps stocks are less sensitive to interest rate increases mainly because of their lower valuations. This has been the theme for the entire year and without a major liquidity crisis due to Y2K (year 2000), this trend is poised to continue.

     The third quarter performance of the various industry groups within the Swiss Performance Index is shown in the following chart.

Sector Performance (6/30/99-9/30/99)
--------------------------------------------------------------------------------
                                     Performance   Weighting in SPI
--------------------------------------------------------------------------------
 Swiss Performance Index                  0.88             100%
 Retailers                               10.95            0.80%
 Building Materials & Const.              6.88            1.99%
 Electronic & Electrical Engineering      6.77            6.72%
 Chemicals & Pharmaceuticals              3.57           36.52%
 Utilities                                1.77            0.68%
 Foods & Luxury Goods                     0.71           11.98%
 Machinery                               -0.23            1.93%
 Insurance                               -1.26           10.71%
 Transportation                          -1.73            0.74%
 Misc. Industry                          -1.82            2.67%
 Misc. Services                          -2.24            6.54%
 Banks                                    -3.8           18.71%
--------------------------------------------------------------------------------

3Q99' SPI Performance Breakdown

                               [GRAPHIC OMITTED]


                    Date       SPI small cap    SPI mid-cap          SPI
                 30-Dec-98              100             100             100
                  4-Jan-99      100.0005789     101.2458156      103.404401
                  5-Jan-99      100.3574488     101.7268909     104.7145729
                  6-Jan-99       100.920684     102.6161358      106.332942
                  7-Jan-99      100.8237242     101.3710903     104.8826805
                  8-Jan-99      101.1241549     101.8875916     106.0013964
                 11-Jan-99      100.3348731     100.5367815     103.9816594
                 12-Jan-99      100.0408099     99.61416425     103.3821646
                 13-Jan-99       98.7713601     97.66778592     99.61664354
                 14-Jan-99      98.62432852     97.61567371     99.18281033
                 15-Jan-99      98.48511161     98.44767215     100.7324688
                 18-Jan-99      98.86542558     98.51595712     101.1878713
                 19-Jan-99      98.70826387     97.96146263     100.7040061
                 20-Jan-99      98.83850838     98.27849999     101.7853649
                 21-Jan-99      98.35718255     97.55329308     99.80053901
                 22-Jan-99      97.30104427     96.96747993     98.66603515
                 25-Jan-99      97.96644901     96.79856448     99.12410609
                 26-Jan-99      98.00031259     97.38232395     99.17458284
                 27-Jan-99      98.08887886     97.29375886     98.73118796
                 28-Jan-99      98.47469204     97.46780851     99.96197566
                 29-Jan-99      98.46050986     98.11702914     100.7809442
                  1-Feb-99      98.82722052     98.21380897     101.8176077
                  2-Feb-99      98.35862971       98.429189     101.1300566
                  3-Feb-99      98.46600908     98.32445115      100.724686
                  4-Feb-99       98.9840928     98.01203458     100.0811631
                  5-Feb-99      99.76469158     98.18146345      100.068933
                  8-Feb-99      99.64110401     97.78689955     99.08652649
                  9-Feb-99      99.48538946     96.86145853     97.69141139
                 10-Feb-99      98.69523942     96.34803771     96.99607749
                 11-Feb-99      99.08944614     96.73490029     97.13483296
                 12-Feb-99      98.79769843     97.25063151      97.9484648
                 15-Feb-99      98.45819441     97.44444787     98.24332017
                 16-Feb-99      98.75312587     97.73812458      98.6437987
                 17-Feb-99         98.62867     97.10507671     98.96778383
                 18-Feb-99       98.3539988     96.82834288     98.16371367
                 19-Feb-99      98.42751459     96.60218101     97.70497563
                 22-Feb-99      99.10189173     97.41774998     99.34847191
                 23-Feb-99      98.98264564     97.77278048     100.2608336
                 24-Feb-99      99.38929795     98.16272359     101.3535329
                 25-Feb-99      98.73604937      97.5710061     99.79409044
                 26-Feb-99       98.8700565     97.85621137     99.40628669
                  1-Mar-99      98.45819441     97.54328138     98.61422421
                  2-Mar-99      98.34155321     96.82089828     98.27200519
                  3-Mar-99      98.89639483     96.32775758     98.44789554
                  4-Mar-99      99.61476568      96.9027889     99.96397695
                  5-Mar-99      100.1377698     97.70577906     101.3526435
                  8-Mar-99      100.6060711      97.7584047     100.9615043
                  9-Mar-99      100.8862415     97.91166081     101.8703081
                 10-Mar-99      101.1701746     98.27849999     101.2447967
                 11-Mar-99      101.3235737     99.79206457     102.6881649
                 12-Mar-99      101.6827591     100.4376912     102.0248515
                 15-Mar-99      102.2297861      100.502639      101.872087
                 16-Mar-99      102.7322404     100.1144928      101.660396
                 17-Mar-99      103.4181949     100.4741441      101.857411
                 18-Mar-99      103.4025655     100.7806564     101.5194169
                 19-Mar-99      104.6132606     101.8031339     101.8638595
                 22-Mar-99      104.9707095     101.2622451     101.1843135
                 23-Mar-99      104.5481384     100.1432444     99.38227132
                 24-Mar-99      103.4940261     99.40622882     98.53661899
                 25-Mar-99      103.9767991     100.5426858     100.2390419
                 26-Mar-99       104.227158     100.2769905     99.32890383
                 29-Mar-99      105.0731685     100.5016121     100.3575622
                 30-Mar-99      105.5947254     100.7544719     99.66067172
                 31-Mar-99      106.3067287     101.3613353     100.9370442
                  1-Apr-99      105.6129596     101.1033413     100.8823425
                  6-Apr-99       106.709329     101.6419198     101.4126819
                  7-Apr-99      107.7460753     102.4438831     102.0731046
                  8-Apr-99      107.4604057     102.7673382     103.4137403
                  9-Apr-99      107.9764634     103.6701887     104.1150781
                 12-Apr-99      107.7692299     103.7602941     103.8442381
                 13-Apr-99      108.3272553     104.1789888     104.0288007
                 14-Apr-99       109.814937     104.1448463     104.1090743
                 15-Apr-99      110.4247708     103.7020208     102.4793646
                 16-Apr-99      110.4291123     103.0869427     101.6477212
                 19-Apr-99      110.1778851     103.7025342      102.722409
                 20-Apr-99      107.8852922       102.89518     101.1796439
                 21-Apr-99      108.9347735     102.9878525     101.1545167
                 22-Apr-99      109.5466333     103.5338755     101.8634148
                 23-Apr-99      109.4855631     103.5906085     101.6161454
                 26-Apr-99      109.9341831     104.1833528     103.1746985
                 27-Apr-99      110.0528503     105.5185037      104.981188
                 28-Apr-99      110.2288251     105.5521328     104.8655584
                 29-Apr-99      110.6146383     105.7387612     104.2567243
                 30-Apr-99      111.5414004     106.7489167     104.8353168
                  3-May-99      111.7969691     107.0372025     106.1045736
                  4-May-99      112.1512341     107.4281724     105.1412904
                  5-May-99      111.7492127     106.8723944     104.2431601
                  6-May-99      112.3318399     107.1124186     103.7023695
                  7-May-99      112.1989905     106.9902245     103.4971271
                 10-May-99      112.5486246     107.1080545     103.6229854
                 11-May-99      113.0342919     107.5796316     103.4597698
                 12-May-99      112.9332801     107.4245785     102.9563365
                 14-May-99      112.3564416     106.4459984     101.7669086
                 17-May-99      111.2644137      105.309028     99.79942719
                 18-May-99      112.3897263     106.2606535     101.0233216
                 19-May-99      112.8050616     106.3176432     101.2972747
                 20-May-99      113.5289316     107.3131662     102.2981375
                 21-May-99      113.4837802     107.0264206     101.6659551
                 25-May-99      112.4716356     105.5901259     99.47188423
                 26-May-99      112.6603455     105.5259483     99.62909595
                 27-May-99      112.3318399     104.4813936     97.88864874
                 28-May-99      112.2290914     104.7714764     98.42543672
                 31-May-99      113.0814694     105.2340686     99.93707084
                  1-Jun-99      112.6018802     104.8810917     99.48789447
                  2-Jun-99      111.8881402     105.4915491     100.6379639
                  3-Jun-99      112.1622326     106.3489619     101.8847618
                  4-Jun-99       112.713601     107.3275419     103.2209503
                  7-Jun-99      113.1590372        107.0811     103.9652044
                  8-Jun-99      113.3448527     107.0205163     103.6992564
                  9-Jun-99      113.3529568     106.9368287     103.8282278
                 10-Jun-99      112.9651176     106.9555686     101.9258992
                 11-Jun-99      113.0571571     106.9221962     101.7660191
                 14-Jun-99      113.4311035     106.8970386     101.8093802
                 15-Jun-99      113.2516556     107.1706919     102.1925143
                 17-Jun-99      113.7986825     107.4918366     102.7942328
                 18-Jun-99      114.1627883     107.6399585     103.4973494
                 21-Jun-99      114.8936047     108.3631117     104.1213043
                 22-Jun-99      114.5720455     108.0180929     105.0823638
                 23-Jun-99      114.1836274     107.6302035     103.9020529
                 24-Jun-99      113.8594633     107.1614503     102.8020155
                 25-Jun-99      114.0464365      106.850574     102.1680542
                 28-Jun-99      114.1237149     106.9820097     101.2699239
                 29-Jun-99      114.0348592     107.4710431     101.1180489
                 30-Jun-99      114.1700241     107.3609143     101.8867631
                  1-Jul-99      114.2490391      108.276857     100.7500356
                  2-Jul-99      114.1358711     108.3307662     103.1228875
                  5-Jul-99      114.5949106     108.6203356     104.5262301
                  6-Jul-99       114.548312     108.7576756     105.5853524
                  7-Jul-99       114.627327     109.4821124      104.530455
                  8-Jul-99       114.755835     109.6050767     104.1101861
                  9-Jul-99      115.0817357     109.5994291     104.2791831
                 12-Jul-99       115.285496     109.7716818     104.1388711
                 13-Jul-99      114.5584422     109.3054957     104.4083769
                 14-Jul-99      114.7338381     110.3402953     103.0152631
                 15-Jul-99      115.0962073     110.3323373     103.4831181
                 16-Jul-99      115.1231245     110.2707268     103.7495108
                 19-Jul-99      115.4921506     110.1716366     103.3003344
                 20-Jul-99       114.531525     109.1319594      103.606308
                 21-Jul-99      114.4690076     108.6359949     102.1418152
                 22-Jul-99      114.2391984     108.3908365     102.3921977
                 23-Jul-99      114.1127165     107.5031319     101.5403191
                 26-Jul-99       113.914166     106.8854866      99.7391664
                 27-Jul-99      114.0921668      107.292886     98.81968905
                 28-Jul-99      115.0134297     107.3693857     99.95041271
                 29-Jul-99      114.5179216     106.5027314     100.1038442
                 30-Jul-99      114.8114059     107.0977861     98.60666382
                  2-Aug-99      114.1789965     106.5319964     100.7647116
                  3-Aug-99      113.9005627     106.6049021     101.1514036
                  4-Aug-99      113.5130129     106.5610047      101.076022
                  5-Aug-99      112.2499305     105.1832399     100.8678888
                  6-Aug-99      112.4108549     105.3924589     98.99935959
                  9-Aug-99      113.0250301     105.4042676     98.52883623
                 10-Aug-99      112.2973974     104.7055018     98.73341161
                 11-Aug-99      112.8438455     105.4789703     97.38276942
                 12-Aug-99       113.916192     106.5088924     98.28467997
                 13-Aug-99      114.6782671     107.0184626     99.84256591
                 16-Aug-99      115.2038761      107.699772      101.404232
                 17-Aug-99       115.486362     107.9731686     102.1084605
                 18-Aug-99      115.6501806     107.8240199     102.1678319
                 19-Aug-99      116.2548046     107.6443226     102.1351443
                 20-Aug-99      116.3859174     107.9731686     102.1275839
                 23-Aug-99      116.8018315     108.4845358     102.8462661
                 24-Aug-99      116.9268663     108.3002177     104.0714946
                 25-Aug-99      117.0446652     108.9509786     103.5438236
                 26-Aug-99      117.2232449     109.5013657     104.0568186
                 27-Aug-99      117.5216495     109.4276898     104.1239727
                 30-Aug-99      118.1963161     109.5822295     104.4270555
                 31-Aug-99      118.3795267     108.9589366     104.4092664
                  1-Sep-99      119.0003589     109.5124042     102.4480112
                  2-Sep-99      118.5144021     109.1055182     103.7212705
                  3-Sep-99      119.0434843     109.9298154     102.7152933
                  6-Sep-99      120.0032416     110.6170291     104.1813427
                  7-Sep-99      120.0310271     110.4375886     105.0694667
                  8-Sep-99      120.3250903     110.4162816     104.9251521
                  9-Sep-99       119.899046     110.6447539     104.6116181
                 10-Sep-99       120.490935      110.743074     105.0183228
                 13-Sep-99      120.7482403     110.7792701     104.8135251
                 14-Sep-99      120.6541748      110.909679      103.532483
                 15-Sep-99      121.4561915     110.9684657     103.2331803
                 16-Sep-99      120.7522923     110.5359087     103.4597698
                 17-Sep-99       121.394253     110.6252439     102.6499182
                 20-Sep-99      121.3852806     110.9374037     103.2136123
                 21-Sep-99      121.5137886     110.4658267      103.765521
                 22-Sep-99      121.4101718     109.8253342      103.333022
                 23-Sep-99      122.0703668     110.2168176     102.9543352
                 24-Sep-99      121.0880337     109.4474565     103.5691732
                 27-Sep-99      121.4611119     109.5966053     102.2031878
                 28-Sep-99      121.3441813     109.3686464      103.420856
                 29-Sep-99      121.1343429     109.2012712     101.7362223
                 30-Sep-99      122.3641405     109.3088329     101.4366973

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Quarterly  results

     The upturn in economic activity in Europe and Japan has put some pressure on the U.S. dollar which lost nearly 4% against the Swiss Franc and much more against the Japanese Yen. The drop in the value of the U.S. dollar, combined with a very stable Swiss market, benefited Fund investors.

     Despite an increase in the Fund's discount to its net asset value, stockholders of the Fund enjoyed performance that exceeded the return of the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
*Total Return (unaudited) for the periods ended 9/30/99
--------------------------------------------------------------------------------
                               (Third    (Third     (Year    (Year
                               Quarter   Quarter     to       to
                                1999)     1999)     Date)    Date)
                                U.S.      Swiss     U.S.     Swiss
                               Dollar     Franc    Dollar    Franc
--------------------------------------------------------------------------------
The Swiss Helvetia Fund**
Net Asset Value                 5.23%     1.35%    -7.89%    0.73%
The Swiss Helvetia Fund**
Market Price                    0.89%    -2.84%   -11.00%   -2.67%
S&P 500 Index                  -6.55%    -9.94%     4.12%  -13.84%
The Swiss Performance Index     4.56%     0.87%    -7.06%    1.64%
--------------------------------------------------------------------------------
 *These figures assume the reinvestment of dividends and capital gains distributions. The Standard &Poor's 500 Index is an unmanaged index that is widely recognized as an indicator of general U.S. equity market performance. The Morgan Stanley Europe, Australia and Far East (EAFE) Index is an unmanaged index that is widely recognized as an indicator of general international equity performance. The Lipper European Fund Average is an index of approximately 80 managed funds that invest in equity securities in European markets. Past performance is not an indicator of future results.
**Modified Dietz model.

Swiss economy

      Most of the macro-indicators have been pointing towards higher economic growth. Unemployment fell again in August to 2.4%. Growth in domestic lending accelerated to an annualized rate of 4.2% between the last quarter of 1998 and the end of July 1999. During the second quarter of this year, the increase in retail sales volume averaged 1.8%. This trend continued into August. All this supports strong domestic demand. Return to growth in Euroland and a relatively strong U.S. dollar should stimulate a turn-around in Swiss exports, giving the Swiss Gross Domestic Product a more sustainable recovery. Inflation remained low at 1.2% year-over-year in September (0.6% without the effect of a VAT increase and a surge in oil prices). Given the current economic environment in Europe, Management does not expect monetary policy to stay very accommodative for much longer. However, this seems to be factored into stock market prices.

Corporate activity

     Global consolidation of industries plagued by over-capacity also affected Swiss companies. Alcan Aluminium of Canada agreed to buy Pechiney of France and the aluminum and packaging unit of Algroup. The total transaction price was $9.2 billion in stock. The fine chemicals business of the Lonza subsidiary of Algroup will be spun off before completion of the transaction.

     Roche exercised its option to buy the shares of U.S. based Genentech which it did not already own and, on July 20, Roche sold 20 million shares back to the public at a price of $97 adding $1.94 billion to its cash hoard.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

     The private banking division of UBS agreed to purchase GAM Global Asset Management, a Bermuda based company with $13.9 billion in assets under management. The price range was $575 to $675 million. This will result in an increase of between 4.1% and 4.9% to the bank's assets under management.

     Stockholder value continued to be a preoccupation for Swiss management. Corporate restructuring is an ongoing process, especially in the industrial sector. Sulzer, Oerlikon Buhrle and Gurit took steps to divest non-core activities and to strengthen core franchises. Novartis has finally started to explore the possibility of spinning off its agribusiness.

Swiss market outlook

     Current risk is relatively low on the Swiss market. The equity risk premium of 2.5% (based on the 10 year government bond and 2000 earnings forecast) is very high compared to other international markets and should provide good downside protection. Expectations are moderate and earnings revisions have been on the upside after decent quarterly results for the overall market. Swiss institutions have been coming back to the market. International investors should be encouraged by a more stable currency, a better earnings picture and stabilisation of stock prices in the financial sector.

     In U.S. dollar terms, the third quarter saw the Swiss market starting to outperform most of its European peers as well as the S & P 500. This could be a sign that the Swiss indexes have reached a bottom.

--------------------------------------------------------------------------------
The Swiss Helvetia Fund--Portfolio Holdings per Industry
As of September 30, 1999
--------------------------------------------------------------------------------
Life Sciences                    18.3%
Pharmaceuticals                  16.5
Banks                            14.0
Food & Luxury Goods              12.6
Insurance                        10.5
Electrical Engineering
and Electronics                   7.0
Misc. Services                    5.3
Building Contractors
& Materials                       3.2
Machinery                         2.6
Chemicals                         2.5
Misc. Industries                  2.1
Cash and Equivalents              2.0
Retailers                         1.9
Telecommunications                1.1
Transport                         0.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Swiss Helvetia Fund--Ten Largest Holdings (in U.S. dollars)
As of September 30, 1999
--------------------------------------------------------------------------------
                                                         % of Total
                               Cost       Market Value   Net Assets
--------------------------------------------------------------------------------
  1. Novartis Ltd.         $ 30,098,514    $ 77,054,986    18.3%
  2. Roche Holdings Ltd.     15,895,280      65,312,375    15.5
  3. Nestle AG               17,348,232      50,685,661    12.0
  4. Credit Suisse Group      7,207,699      20,503,262     4.9
  5. Swiss Reinsurance
     Company                  5,838,682      19,937,425     4.8
  6. Zurich Allied Ltd.       5,196,372      17,829,850     4.2
  7. UBS AG                   5,933,331      17,739,981     4.2
  8. ABB Ltd.                12,131,528      17,128,212     4.1
  9. Holderbank
     Financiere Glarus AG     7,136,284      10,379,443     2.5
 10. Adecco SA                5,142,887       8,377,713     2.0
     Total                 $111,928,809    $304,948,908    72.5%
--------------------------------------------------------------------------------

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

     The next quarter, however, will be affected by the Y2K situation. Trading volume and activity in the capital markets could be lower, negatively affecting the banking sector.

Share Buy-Back Update and Discount Development

     The discount has fluctuated in the same range as in the last quarter despite the share buy-back program. Through September 30, 1999 the Fund purchased 622,900 shares of its stock at an average price of $14.246 and an average discount of 18.10%. This program has enhanced shareholder value by $1,953,066.

     Management believes the Fund is a good value at current levels. Real value-added is provided to the stockholders of the Fund through Management's stock selection expertise and its specific knowledge of investing in mid and small cap stocks. In that segment of the market close contact with companies' management and constant monitoring of business developments are fundamental.

     Thank you for your continued interest in the Fund.


Sincerely,

/s/ Paul Hottinguer

Paul Hottinguer
Chairman and Chief Executive Officer


/s/ Rodolphe Hottinger

Rodolphe Hottinger
President and Chief Operating Officer

November 1, 1999

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - 98.0%

        Banks - 14.0%

  3,500 Bank Sarasin & Cie
        Registered Shares                              $  6,150,979      1.5%
        A bank specializing in investment advisor services and portfolio management for private and institutional customers in
        Europe.
        (cost $4,138,291)

112,000 Credit Suisse Group/1
        Registered Shares                                20,503,262      4.9
        A global financial services institution
        whose main holding is Credit Suisse.
        (cost $7,207,699)

  2,000 Julius Baer Holdings Ltd.
        Bearer Shares                                     5,924,644      1.4
        Banking group specializing in asset
        management, investment consulting and
        securities trading.
        (cost $3,660,089)

  1,500 Oz Holding AG
        Bearer Shares                                     1,348,023      0.3
        Provides brokerage and banking
        services, specializing in Swiss futures
        and options.
        (cost $1,365,178)

 60,000 UBS AG
        Warrants Expiring 6/30/00/2                         854,746      0.2
        (cost $605,422)

 63,000 Registered Shares/1                              17,739,981      4.2
        Product of the merger of Basel-based
        Swiss Bank Corp. and Zurich-based
        Union Bank of Switzerland.  The group
        operates globally and has five core
        business units: Private Banking,
        Institutional Asset Management,
        Investment Banking, Private and
        Corporate Customers, and Private Equity.
        (cost $5,933,331)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Banks - (continued)

  4,000 Valiant Holding AG
        Registered Shares                              $  1,890,560      0.5%
        The largest regional bank of Switzerland with activities focused on mortgage loans and commercial business with small and mid-sized companies.
        (cost $1,916,008)

  2,500 Vontobel Holding Ltd.
        Bearer Shares                                     4,277,060      1.0
        Provides investment, banking and
        consulting services to private and
        institutional customers.
        (cost $4,594,650)
                                                       ------------    -----
                                                         58,689,255     14.0

        Building Contractors & Materials - 3.2%

  4,000 Forbo Holdings Ltd. SA
        Registered Shares                                 1,744,109      0.4
        Manufactures building materials and
        decorative home products.
        (cost $1,740,023)

  5,000 Geberit Ag
        Registered Shares/2                               1,397,950      0.3
        Manufactures and supplies water supply
        pipes and fittings, installation systems, drainage and flushing systems for the commercial and residential construction markets.
        (cost $1,136,056)

  8,000 Holderbank Financiere Glarus AG1
        Bearer Shares                                    10,379,443      2.5
        Large cement producer with worldwide
        operations.
        (cost $7,136,284)
                                                       ------------    -----
                                                         13,521,502      3.2

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (continued)

        Chemicals - 2.5%

 28,000 Ciba Specialty Chemicals, Inc.
        Registered Shares                              $  2,152,842      0.5%
        Develops, manufactures and markets
        specialty chemical products worldwide.
        These products include additives,
        performance polymers, textile dyes,
        consumer care chemicals and pigments.
        (cost $1,029,819)

 11,000 Clariant AG
        Registered Shares                                 4,979,364      1.2
        Specializes in color chemistry and
        manufactures a range of dyestuffs,
        pigments, chemicals, additives and
        masterbatches for the textile, paper,
        leather, plastics, synthetic fibers and
        paint industries.
        (cost $2,813,989)

  2,000 Gurit-Heberlein AG
        Bearer Shares                                     1,071,761      0.3
        European market leader for wind screen
        bonding systems, ski based and optically pure thermoplastic sheeting for the auto industry.
        (cost $872,456)

  7,000 Sika Finanz AG
        Bearer Shares                                     2,176,142      0.5
        Leading producer of construction
        chemicals.
        (cost $1,877,743)
                                                       ------------    -----
                                                         10,380,109      2.5

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Electrical Engineering & Electronics - 7.0%

166,000 ABB Ltd./1
        The holding company for ABB                    $ 17,128,212      4.1%
        Asea Brown Boveri Ltd. (ABB Group)
        which is one of the largest electrical
        engineering firms in the world.
        (cost $12,131,528)

  3,000 Belimo Automation AG
        Registered Shares                                 1,082,412      0.3
        World market leader in damper and
        volume control actuators for ventilation and air conditioning equipment.
        (cost $746,174)

 15,000 Gretag-Imaging Holding AG
        Registered Shares                                 1,687,525      0.4
        Manufactures image processing
        equipment and systems.
        (cost $1,423,297)

 13,000 Logitech International SA
        Registered Shares/2                               2,111,570      0.5
        Manufactures personal computer input
        devices, as well as, producing trackballs, desktop publishing programs, and related software.
        (cost $1,789,886)

  4,600 Saia-Burgess Electronics Holding AG
        Registered Shares                                 1,347,357      0.3
        Develops and produces switches,
        motors, and programmable control
        devices. The company's products are
        mainly used in the automobile, heating & air conditioning and telecommunications industries.
        (cost $1,136,053)

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (continued)

        Electrical Engineering & Electronics (continued)

  9,000 Swisslog Holding, Inc.
        Registered Shares                              $  1,407,935      0.3%
        Provides turnkey delivery of automated
        material handling systems, storage,
        order picking and transport systems.
        Delivers its systems to production,
        distribution and service companies
        throughout Europe.
        (cost $735,745)

  2,500 Tecan AG
        Registered Shares                                   888,697      0.2
        Manufactures and distributes
        components and complete solutions for
        the automation of laboratory processes.
        (cost $845,950)

  5,000 The Swatch Group of Switzerland
        Bearer Shares                                     3,887,631      0.9
        Manufactures watches, watch
        components and microelectronics.
        Produces machine tools for scientific,
        medical and industrial use and small
        electric and alternative fuel compact cars
        worldwide.
        (cost $3,007,638)
                                                       ------------    -----
                                                         29,541,339      7.0

        Food & Luxury Goods - 12.6%

  5,000 Barry Callebaut Ltd.
        Registered Shares                                   807,149      0.2
        Produces and markets raw chocolate and
        other cocoa based products.
        (cost $800,593)

     60 Lindt & Sprungli AG
        Registered Shares                                 1,554,320      0.4
        Major manufacturer of premium Swiss
        chocolates.
        (cost $1,196,399)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Food & Luxury Goods (continued)

 27,000 Nestle AG/1
        Registered Shares                              $ 50,685,661     12.0
        Largest food and beverage processing
        company in the world.
        (cost $17,348,232)
                                                       ------------    -----
                                                         53,047,130     12.6

       Insurance - 10.5%

  5,000 Baloise Holding
        Registered Shares                                 4,120,623      1.0
        Medium-sized insurer active in all
        sectors of insurance.
        (cost $1,981,491)

  6,000 Generali (Switzerland) Holding
        Registered Shares                                 1,997,071      0.5
        An insurance, financial and real estate
        services company.
        (cost $2,243,128)

 10,000 Schweizerische Ruckversicherungs-
        Gesellschaft (Swiss Reinsurance
        Company)/1
        Registered Shares                                19,937,425      4.8
        Second largest reinsurance company in
        the world.
        (cost $5,838,682)

 32,000 Zurich Allied Ltd./1
        Registered Shares                                17,829,850      4.2
        A large worldwide insurance operator.
        (cost $5,196,372)
                                                       ------------    -----
                                                         43,884,969     10.5

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (continued)

        Life Sciences - 18.3%

 52,000 Novartis Ltd.1
        Registered Shares                              $ 77,054,986     18.3
        Life science group created by the
        consolidation of Sandoz and Ciba-Geigy.
        Manufactures health care products for
        use in a broad range of medical fields, as
        well as agricultural products. The
        second largest pharmaceutical entity in
        the world.
        (cost $30,098,514)
                                                       ------------    -----
                                                         77,054,986     18.3

        Machinery - 2.6%

  1,500 Bucher Holding Ltd.
        Bearer Shares                                     1,228,199      0.3
        Manufacturer of agricultural machines,
        special vehicles, fruit juice equipment
        and plastics machines.
        (cost $1,047,724)

  5,000 Feintool International Holding
        Registered Shares                                 1,331,381      0.3
        Supplier of integrated systems for fine-blanking and forming technologies.
        (cost $1,059,527)

  8,000 Georg Fischer AG
        Registered Shares                                 2,556,251      0.6
        A mechanical engineering group that is a market leader in vehicle engineering and pipeline systems.
        (cost $2,609,553)

        Mikron Holding AG

  6,000 Registered Shares                                 1,713,487      0.4
  6,000 Warrants Expiring 12/15/99/2                         16,656      0.0
        Machine tools and milling machine producer.
        (cost $773,404)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Machinery (continued)

 1,700  Rieter Holding AG
        Registered Shares                              $  1,054,720      0.3%
        Leading supplier of spinning machinery
        for the textile industry.
        (cost $569,618)

  2,000 Schindler Holding AG
        Registered Shares                                 3,082,146      0.7
        One of the world's largest elevator
        companies and a leading Swiss
        machinery enterprise.
        (cost $2,569,092)
                                                       ------------    -----
                                                         10,982,840      2.6

        Miscellaneous Industries - 2.1%

  3,800 Alusuisse-Lonza Group Ltd.
        Registered Shares                                 4,371,189      1.0
        A major aluminum producing and
        processing company.
        (cost $2,765,161)

  6,000 Huber & Suhner AG
        Registered Shares                                 1,817,335      0.4
        Manufactures a wide range of products,
        extending from cables for energy and
        electrical transmission to special
        products such as rubber.
        (cost $1,904,277)

  3,000 Komax Holding Ltd.
        Registered Shares                                 1,637,598      0.4
        World leading manufacturer of wire
        processing machines.
        (cost $1,332,269)

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (continued)

        Machinery (continued)

  2,500 Phoenix Mecano AG
        Bearer Shares                                  $  1,173,279      0.3
        Leading Swiss packaging manufacturer
        for the mechanical engineering and
        electronics industry.
        (cost $1,179,117)
                                                       ------------    -----
                                                          8,999,401      2.1

        Miscellaneous Services - 5.3%

 15,000 Adecco SA1
        Bearer Shares2                                    8,377,713      2.0
        Leading personnel and temporary
        employment company.
        (cost $5,142,887)

  3,500 Compagnie Financiere Richemont AG
        Bearer Shares                                     7,078,285      1.7
        Investment company with principal
        interests in luxury goods and tobacco.
        (cost $3,155,503)

    700 Kuoni Travel Holding Ltd.
        Registered Shares                                 2,751,631      0.7
        Leader in the Swiss travel and tourism
        sector with subsidiaries in the United
        Kingdom, Germany, France and Austria.
        (cost $1,525,845)

  2,400 Moevenpick Holding
        Bearer Shares                                     1,036,879      0.2
        Through its subsidiaries, invests in the hotel and restaurant business worldwide.
        Also produces food items under the
        Moevenpick name, including ice cream,
        coffee, salmon and jams.
        (cost $829,529)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Miscellaneous Services (continued)

  4,500 PubliGroupe Ltd.
        Participation Certificates                     $  3,124,418      0.7%
        Largest Swiss advertising intermediary.
        (cost $1,067,926)
                                                       ------------    -----
                                                         22,368,926      5.3

  2,500 Ares Serono SA
        Bearer Shares                                     3,944,215      1.0
        Develops and markets pharmaceutical
        and diagnostic products, and is the
        worldwide market leader in
        pharmaceutical products for the
        treatment of infertility.
        (cost $2,944,367)

  5,650 Roche Holdings Ltd.1
        Dividend Rights Certificates                     65,312,375     15.5
        Worldwide pharmaceutical company.
        (cost $15,895,280)
                                                       ------------    -----
                                                         69,256,590     16.5

        Retailers - 1.9%

  2,500 Bon appetit Holding AG
        Registered Shares                                 1,947,144      0.5
        Swiss market leader that operates "Cash
        and Carry".
        (cost $1,008,766)

 10,000 Charles Voegele Holding AG/2
        Manufactures and markets a variety of             1,863,933      0.4
        clothing items for men, women and
        children. Operates approximately 385
        retail stores in Switzerland, Germany,
        Austria, and the Benelux region.
        (cost $1,462,733)

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1999
(Unaudited)

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (concluded)

        Retailers (continued)

  1,500 Jelmoli Holding Ltd.
        Bearer Shares                                  $  1,636,600      0.4%
        Operates a network of retail/service
        outlets throughout Switzerland, including local dry cleaners, auto body shops, opticians, interior decorators, travel agencies, restaurants, pharmacies and retailers.
        (cost $888,220)

 10,000 Valora Holding AG
        Registered Shares                                 2,536,280      0.6
        Operates restaurants, food vending
        machines and specialty retail stores.
        (cost $2,333,483)
                                                       ------------    -----
                                                          7,983,957      1.9
        Telecommunications - 1.1%

 15,000 Swisscom AG
        Registered Shares                                 4,673,146      1.1
        Operates public telecommunication
        networks and offers network application
        services.
        (cost $5,049,193)
                                                       ------------    -----
                                                          4,673,146      1.1

                                                                       Percent
No. of                                                                 of Net
Shares         Security                                   Value        Assets
--------------------------------------------------------------------------------
        Transport - 0.4%

  8,000 Sairgroup Holding Ltd.
        Registered Shares                              $  1,728,132      0.4%
        Switzerland's largest airline company.
        (cost $1,654,158)
                                                       ------------    -----
                                                          1,728,132      0.4

795,410 Total Common Stocks and Warrants
        (Cost $191,314,352)                             412,112,282     98.0

        Other Assets in Excess of Liabilities             8,271,302      2.0
                                                       ------------    -----

        Net Assets Applicable to
        24,019,132 Shares of
        Common Stock Outstanding                       $420,383,584    100.0%
                                                       ============    =====

        Net Asset Value Per Share
        ($420,383,584 / 24,019,132)                          $17.50
                                                             ======
--------------------------------------------------------------------------------
1/ One of the ten largest portfolio holdings.
2/ Non-income producing security.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Dividend Reinvestment Plan and Stock Repurchase Programs

The Dividend Reinvestment Plan offers you a convenient and automatic way to reinvest your income dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact the Fund's transfer agent at PFPC, Inc., P.O. Box 8950, Wilmington, DE, 19899, (800) 852-4750. If your shares are held by your brokerage firm, please contact your investment representative.

This report is sent to the stockholders of The Swiss Helvetia Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

On February 5, 1999, the Fund announced that its Board of Directors had authorized the Fund to repurchase up to 1,000,000 shares of its common stock in open market purchases to be effected on the New York Stock Exchange during the balance of 1999. The Board of Directors and Management expect to make these purchases from time to time. The principal purpose of the repurchases is to enhance stockholder value by increasing the Fund's net asset value per share without creating a meaningful adverse effect upon the Fund's expense ratio. This may also have the effect of temporarily reducing the current discount of approximately 18 percent.

                              -------------------

Notice is hereby given in accordance with section 23(c) of The Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.
--------------------------------------------------------------------------------

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